                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-6536

          Van Kampen Trust for Investment Grade New Jersey Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders




       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

-----------------------------
NYSE Ticker Symbol - VTJ
-----------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     8.14%
-----------------------------------------------------------------------
One-year total return(1)                                     13.92%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      6.74%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       7.05%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  7.61%
-----------------------------------------------------------------------
Commencement date                                           3/27/92
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.54%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.37%
-----------------------------------------------------------------------
Preferred share rate(4)                                      1.200%
-----------------------------------------------------------------------
Net asset value                                              $18.37
-----------------------------------------------------------------------
Closing common share market price                            $17.15
-----------------------------------------------------------------------
Six-month high common share market price (3/11/03)           $17.80
-----------------------------------------------------------------------
Six-month low common share market price (12/13/02)           $16.47
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 42.5% combined federal and state income tax rate effective for calendar year 2003, which takes into consideration the deductibility of individual state taxes paid.

(4) See "Notes to Financial Statements" footnote #4, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  59.8%
AA/Aa.............................  18.2%
A/A...............................  12.5%
BBB/Baa...........................   9.5%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
General Purpose...................  25.4%
Health Care.......................  13.5%
Waste Disposal....................  10.7%
Water & Sewer.....................  10.0%
Public Building...................   9.5%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $16.9700                           $16.1250
6/93                                                                     $17.5000                           $16.3750
                                                                         $18.3100                           $16.8750
                                                                         $18.1700                           $16.2500
                                                                         $15.8000                           $14.5000
6/94                                                                     $15.6800                           $14.2500
                                                                         $15.4300                           $13.2500
                                                                         $14.8600                           $13.1250
                                                                         $16.2400                           $14.5000
6/95                                                                     $16.3600                           $14.5000
                                                                         $16.6100                           $14.7500
                                                                         $17.5800                           $15.5000
                                                                         $16.6400                           $14.8750
6/96                                                                     $16.4400                           $15.1250
                                                                         $16.7900                           $15.2500
                                                                         $17.0100                           $15.0000
                                                                         $16.5900                           $15.5000
6/97                                                                     $17.0700                           $16.1250
                                                                         $17.5300                           $16.7500
                                                                         $17.8700                           $17.0625
                                                                         $17.8000                           $16.9370
6/98                                                                     $17.8600                           $16.9375
                                                                         $18.3900                           $17.8125
                                                                         $18.0200                           $18.3125
                                                                         $17.7700                           $17.5625
6/99                                                                     $16.9100                           $16.4375
                                                                         $16.4700                           $16.5000
                                                                         $15.9500                           $13.9375
                                                                         $16.2100                           $14.2500
6/00                                                                     $16.2100                           $15.0000
                                                                         $16.4400                           $14.6250
                                                                         $17.3000                           $14.5625
                                                                         $17.5300                           $15.1800
6/01                                                                     $17.4000                           $15.5400
                                                                         $17.6700                           $15.6300
                                                                         $17.1800                           $16.0700
                                                                         $17.0900                           $16.1500
6/02                                                                     $17.7400                           $17.2000
                                                                         $18.7900                           $17.7000
                                                                         $18.2600                           $17.3000
                                                                         $18.2200                           $17.0100
4/03                                                                     $18.3700                           $17.1500

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. TIMOTHY D. HANEY, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1996 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1988. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter, with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion, where performance was largely driven by buying activity among institutional investors drawn by the bonds' attractive total return potential.

    New Jersey's economic and budget scenarios continue to be challenging. The state faces a $5 billion gap in its $23.7 billion budget in fiscal year 2004, and its financial position continues to get weaker. New Jersey has used the bulk of its reserves to cover recent shortfalls, and the governor has vowed to block increases in income and sales taxes. While the state continues to be one of the wealthiest in terms of per capita income, it has been hit particularly hard by the loss of high-paying financial services jobs.

    The trust's monthly dividend of $0.0935 per share translated to a distribution rate of 6.54 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 11.37 percent on a taxable investment (for an investor in the 42.50 percent combined federal and state income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ended April 30, 2003, the trust produced a total return of 8.14 percent based on common share market price. By comparison, the Lehman Brothers New Jersey Municipal Bond Index posted a total return of 2.75 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers New Jersey Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   The low level of interest rates had
significant implications for our management of the trust. Many of the bonds in the portfolio were issued years ago when interest rates were substantially higher. As these issues reached their call dates, many issuers chose to call the bonds in order to reissue them at lower interest rates. The portfolio had several of these bonds, and as a result we had some cash to reinvest.

    As bonds were called away, we attempted to put the cash to work wherever we could find attractive securities. We made some purchases of bonds in the two- to three-year portion of the yield curve that offered compelling value, as well as some longer intermediate bonds that our analysis indicated may be well-positioned to deliver superior returns going forward. We also did some relative value trading among high-quality bonds within the portfolio's longer maturity holdings. The state's ongoing budgetary difficulties led us to favor bonds that were not directly reliant on state revenue.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities was a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                  COUPON    MATURITY     VALUE
           MUNICIPAL BONDS  156.5%
           DELAWARE  1.9%
$ 2,000    Delaware Riv & Bay Auth Del Rev (MBIA
           Insd)......................................   5.250%   01/01/21  $  2,162,880
                                                                            ------------

           NEW JERSEY  144.0%
  1,000    Burlington Cnty, NJ Brdg Commn Cnty Gtd
           Govt Leasing Pgm...........................   5.250    08/15/18     1,091,690
  1,000    Burlington Cnty, NJ Brdg Commn Cnty Gtd
           Govt Leasing Pgm...........................   5.250    08/15/19     1,086,040
  1,080    Camden Cnty, NJ Impt Auth Rev Cherry Hill
           Twp Lib Proj...............................   5.500    05/01/15     1,227,258
  2,000    Camden Cnty, NJ Muni Util Auth Swr Rev Cap
           Apprec Ser B (FGIC Insd)...................    *       09/01/14     1,257,560
  2,500    Camden Cnty, NJ Muni Util Auth Swr Rev Cap
           Apprec Ser B (FGIC Insd)...................    *       09/01/15     1,490,800
  4,095    Camden, NJ (FSA Insd)......................    *       02/15/11     3,057,081
  1,000    Colt's Neck Twp, NJ Brd Ed (FSA Insd)......   5.000    02/01/21     1,088,430
  1,845    East Orange, NJ Brd Ed Ctf Partn Cap Apprec
           (FSA Insd).................................    *       08/01/19       890,157
  1,845    East Orange, NJ Brd Ed Ctf Partn Cap Apprec
           (FSA Insd).................................    *       02/01/25       645,732
  2,850    East Orange, NJ Brd Ed Ctf Partn Cap Apprec
           (FSA Insd).................................    *       02/01/28       854,515
  2,330    Edgewater, NJ Muni Util Auth Rev Swr Rfdg
           (MBIA Insd)................................    *       11/01/12     1,615,389
  7,000    Essex Cnty, NJ Impt Auth Lease Gtd Cnty
           Correctional Fac Proj (FGIC Insd)..........   5.750    10/01/30     7,878,920
  1,000    Essex Cnty, NJ Impt Auth Lease Rev Gtd City
           of Newark (AMBAC Insd).....................   5.125    04/01/29     1,036,910
  1,000    Essex Cnty, NJ Impt Auth Lease-Newark
           (Prerefunded @ 04/01/04)...................   6.600    04/01/14     1,069,430
  1,000    Essex Cnty, NJ Impt Auth Pkg Fac Rev Rfdg
           (AMBAC Insd)...............................   5.000    10/01/22     1,036,880
  1,000    Essex Cnty, NJ Util Auth Solid Waste Rev
           Ser A (Prerefunded @ 04/01/06) (FSA
           Insd)......................................   5.500    04/01/11     1,129,110
  1,605    Hoboken, NJ Pkg Auth Pkg Rev Gtd Ser A
           (Prerefunded @ 05/01/11) (AMBAC Insd)......   5.300    05/01/27     1,854,465
  2,500    Hoboken, NJ Pkg Util Ser A (FGIC Insd).....   5.250    01/01/18     2,741,050

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                  COUPON    MATURITY     VALUE
           NEW JERSEY (CONTINUED)
$ 1,200    Hudson Cnty, NJ Impt Auth Rev Wtrfront Impt
           Weehawken Proj Ser A (FSA Insd)............   4.750%   07/01/12  $  1,312,296
  1,250    Hudson Cnty, NJ Impt Auth Solid Waste Sys
           Rev Ser A (Prerefunded @ 07/01/04).........   6.100    07/01/20     1,347,000
  1,020    Mantua Twp, NJ Sch Dist Rfdg (MBIA Insd)...   5.000    03/01/15     1,112,290
  1,250    Mercer Cnty, NJ Impt Auth Rev Cap Apprec
           Gtd Jr Solid Waste Rfdg....................    *       04/01/11       929,212
  2,300    Mercer Cnty, NJ Impt Auth Rev Cap Apprec
           Gtd Solid Waste Rfdg.......................    *       04/01/08     1,998,677
  6,500    Mercer Cnty, NJ Impt Auth Rev Cap Apprec
           Gtd Solid Waste Rfdg.......................    *       04/01/10     5,097,040
  7,055    Mercer Cnty, NJ Impt Auth Rev Cap Apprec
           Gtd Solid Waste Rfdg.......................    *       04/01/12     4,994,587
    525    Middlesex Cnty, NJ Ctf Partn (Prerefunded @
           02/15/04) (MBIA Insd)......................   5.900    08/15/09       550,153
  1,000    Middlesex Cnty, NJ Impt Auth Rev Admin Bldg
           Residential Proj (FNMA Collateralized).....   5.350    07/01/34     1,029,650
  1,005    Monmouth Cnty, NJ Impt Auth Rev Govt Ln
           (AMBAC Insd)...............................   4.875    12/01/10     1,118,133
  1,500    New Jersey Econ Dev Auth Dist Heating &
           Cooling Rev Trigen Trenton Ser A...........   6.200    12/01/10     1,504,155
  2,000    New Jersey Econ Dev Auth Econ Dev Rev
           Kapkowski Rd Landfill Proj Rfdg............   5.750    10/01/21     1,980,860
  2,215    New Jersey Econ Dev Auth Econ Dev Rev
           Manahawkin Convalescent Ser A Rfdg (FHA
           Gtd).......................................   6.650    02/01/23     2,331,797
    400    New Jersey Econ Dev Auth Econ Dev Rev Ser F
           (LOC: Banque Nationale Paris)..............   6.600    06/01/12       408,800
    330    New Jersey Econ Dev Auth Econ Dev Rev Ser Y
           (LOC: Banque Nationale Paris)..............   6.600    06/01/12       337,831
  1,500    New Jersey Econ Dev Auth Middlesex Wtr Co
           Proj Rfdg (AMBAC Insd).....................   5.100    01/01/32     1,541,985
  3,000    New Jersey Econ Dev Auth Mkt Trans Fac Rev
           Sr Lien Ser A (Prerefunded @ 07/01/04)
           (MBIA Insd)................................   5.800    07/01/08     3,222,030
  2,500    New Jersey Econ Dev Auth Mkt Trans Fac Rev
           Sr Lien Ser A (Prerefunded @ 07/01/04)
           (MBIA Insd)................................   5.800    07/01/09     2,685,025
  1,000    New Jersey Econ Dev Auth Rev First Mtg
           Cadbury Corp Proj Ser A (ACA Insd).........   5.500    07/01/18     1,042,280
  2,000    New Jersey Econ Dev Auth Rev Morris Hall
           Saint Lawrence Proj Ser A (LOC: NJ Natl
           Bnk).......................................   6.250    04/01/25     2,062,560
  2,750    New Jersey Econ Dev Auth Rev Trans Proj
           Sublease Ser A (FSA Insd)..................   5.000    05/01/18     2,923,525

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                  COUPON    MATURITY     VALUE
           NEW JERSEY (CONTINUED)
$10,000    New Jersey Econ Dev Auth St Contract Econ
           Recovery (MBIA Insd).......................   5.900%   03/15/21  $ 11,918,500
  1,000    New Jersey Hlthcare Fac FHA Jersey City Med
           Ctr (AMBAC Insd)...........................   4.800    08/01/21     1,033,730
  1,075    New Jersey Hlthcare Fac Fin Auth Rev (AMBAC
           Insd)......................................   6.125    07/01/11     1,150,637
  1,425    New Jersey Hlthcare Fac Fin Auth Rev
           (Prerefunded @ 07/01/04) (AMBAC Insd)......   6.125    07/01/11     1,535,466
  3,945    New Jersey Hlthcare Fac Fin Auth Rev Gen
           Hosp Ctr at Passaic (Escrowed to Maturity)
           (FSA Insd).................................   6.500    07/01/11     4,703,584
  4,250    New Jersey Hlthcare Fac Fin Auth Rev Gen
           Hosp Ctr Passaic (Escrowed to Maturity)
           (FSA Insd).................................   6.750    07/01/19     5,484,285
  1,000    New Jersey Hlthcare Fac Fin Auth Rev
           Palisades Med Ctr Oblig Group (ACA Insd)...   5.250    07/01/28       992,330
    690    New Jersey Hlthcare Fac Fin Auth Rev Robert
           Wood Johnson Univ Hosp Ser B (MBIA Insd)...   6.625    07/01/16       717,876
    845    New Jersey Hlthcare Fac Fin Auth Rev Saint
           Mary Hosp (Escrowed to Maturity)...........   5.875    07/01/12       960,283
  2,000    New Jersey Hlthcare Fac Fin Auth Rev South
           Jersey Hosp................................   6.000    07/01/32     2,058,740
  1,400    New Jersey Hlthcare Fac Fin Auth Rev Southn
           Ocean Cnty Hosp Ser A......................   6.125    07/01/13     1,430,772
  2,500    New Jersey Hlthcare Fac Fin Auth Rev Southn
           Ocean Cnty Hosp Ser A......................   6.250    07/01/23     2,548,625
  1,000    New Jersey Hlthcare Fac Kennedy Hlth Sys...   5.625    07/01/31     1,034,300
  1,150    New Jersey St (Prerefunded @ 07/15/05).....   6.800    07/15/06     1,281,641
  1,175    New Jersey St Ed Fac Auth Rev Beth Medrash
           Govoha America Ser G.......................   5.875    07/01/12     1,267,661
  1,000    New Jersey St Ed Fac Auth Rev Beth Medrash
           Govoha America Ser G.......................   6.375    07/01/30     1,058,890
  2,000    New Jersey St Ed Fac Auth Rev College of NJ
           Ser C (FGIC Insd)..........................   5.375    07/01/15     2,250,920
    500    New Jersey St Ed Fac Auth Rev Monmouth Univ
           Ser D (AMBAC Insd).........................   5.125    07/01/24       503,840
    500    New Jersey St Ed Fac Auth Rev Stevens Inst
           of Technology Ser C........................   4.000    07/01/04       513,400
    500    New Jersey St Ed Fac Auth Rev Stevens Inst
           of Technology Ser C........................   4.000    07/01/05       521,060
    500    New Jersey St Ed Fac Auth Rev Stevens Inst
           of Technology Ser C........................   5.250    07/01/32       505,660
    915    New Jersey St Ed Fac Auth Seton Hall Univ
           Proj Rfdg (AMBAC Insd).....................   5.000    07/01/18       973,258

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                  COUPON    MATURITY     VALUE
           NEW JERSEY (CONTINUED)
$ 2,000    New Jersey St Hsg & Mtg Fin Agy Multi-
           Family Hsg Rev Ser A (AMBAC Insd)..........   5.550%   05/01/27  $  2,089,120
  2,800    New Jersey St Hsg & Mtg Fin Agy Multi-
           Family Hsg Rev Ser F (FSA Insd)............   5.050    05/01/13     3,025,148
  2,400    New Jersey St Tpk Auth Tpk Rev Ser C Rfdg
           (MBIA Insd)................................   6.500    01/01/16     2,964,888
  2,450    Newark, NJ Brd Ed (Prerefunded @ 12/15/04)
           (MBIA Insd)................................   5.875    12/15/09     2,681,207
  2,000    North Bergen Twp, NJ (FSA Insd)............    *       08/15/09     1,638,900
  1,000    North Hudson Swr Auth NJ Swr Rev Ser A Rfdg
           (FGIC Insd)................................   5.250    08/01/16     1,107,640
  1,000    North Hudson Swr Auth NJ Swr Rev Ser A Rfdg
           (FGIC Insd)................................   5.250    08/01/17     1,101,100
  1,805    Ocean Twp, NJ Swr Auth Ser B Rfdg (FGIC
           Insd)......................................   5.250    12/01/10     2,053,476
  2,675    Passaic Vly, NJ Wtr Comm Wtr Supply Rev Cap
           Apprec Ser A (FGIC Insd)...................    *       12/15/09     2,174,267
  2,000    Passaic Vly, NJ Wtr Comm Wtr Supply Rev Cap
           Apprec Ser A (FGIC Insd)...................    *       12/15/10     1,535,880
  1,015    Pequannock Lincoln Pk Rfdg (MBIA Insd).....   5.125    12/01/13     1,146,026
  1,000    Port Auth NY & NJ Cons 106th Ser...........   5.625    07/01/08     1,088,970
  2,000    Port Auth NY & NJ Cons 85th Ser (MBIA
           Insd)......................................   5.375    03/01/28     2,251,260
  2,000    Rockaway Vly, NJ Regl Swr Auth Swr Rev Rfdg
           (MBIA Insd)................................    *       12/15/09     1,625,620
  1,000    Rutgers St Univ of NJ Ser A Rfdg...........   6.400    05/01/13     1,196,350
  3,000    Salem Cnty, NJ Indl Pollutn Ctl Fin Auth
           Rev Pub Svc Elec & Gas Ser D Rfdg (MBIA
           Insd)......................................   6.550    10/01/29     3,267,090
    750    Secaucus, NJ Muni Util Auth Swr Rev Ser A
           Rfdg.......................................   6.000    12/01/08       819,308
  2,325    South Jersey Port Corp NJ Rev Rfdg.........   4.500    01/01/05     2,420,488
  7,375    Union Cnty, NJ.............................   5.000    03/01/16     8,019,206
  1,900    Union Cnty, NJ Util Auth Mercer Cnty (AMBAC
           Insd)......................................   5.350    06/01/23     1,952,060
  1,000    University Medicine & Dentistry Ser A (MBIA
           Insd)......................................   5.000    09/01/17     1,071,970
  1,270    Washington Twp, NJ Muni Util Auth Mercer
           Cnty (MBIA Insd)...........................   5.800    09/01/13     1,289,710
                                                                            ------------
                                                                             161,546,445
                                                                            ------------
           GUAM  1.2%
  1,250    Guam Pwr Auth Rev Ser A (AMBAC Insd).......   5.125    10/01/29     1,293,750
                                                                            ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                         MARKET
(000)      DESCRIPTION                                  COUPON    MATURITY     VALUE
           PUERTO RICO  6.5%
$ 2,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
           Ser Y Rfdg (FSA Insd)......................   6.250%   07/01/21  $  2,501,220
  2,000    Puerto Rico Comwlth Rfdg (FGIC Insd).......   5.250    07/01/09     2,283,080
    500    Puerto Rico Elec Pwr Auth Pwr Rev Ser T
           (Prerefunded @ 07/01/04)...................   6.125    07/01/09       539,010
  3,000    Puerto Rico Pub Bldg Auth Rev Gtd Conv Cap
           Apprec Ser D (AMBAC Insd) (a).............. 0/5.450    07/01/30     1,940,910
                                                                            ------------
                                                                               7,264,220
                                                                            ------------
           U. S. VIRGIN ISLANDS  2.9%
  2,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
           Taxes Ln Nt Ser A..........................   6.375    10/01/19     2,231,860
  1,000    Virgin Islands Pub Fin Auth Rev Sr Lien Fd
           Ln Ser A Rfdg (ACA Insd)...................   5.625    10/01/25     1,038,650
                                                                            ------------
                                                                               3,270,510
                                                                            ------------
TOTAL INVESTMENTS  156.5%
  (Cost $157,134,375).....................................................   175,537,805
OTHER ASSETS IN EXCESS OF LIABILITIES  1.5%...............................     1,628,872
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.0%)...............   (65,021,367)
                                                                            ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%............................  $112,145,310
                                                                            ============

 * Zero coupon bond

(a) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance Inc.
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $157,134,375).......................  $175,537,805
Interest Receivable.........................................     2,031,702
Other.......................................................           360
                                                              ------------
    Total Assets............................................   177,569,867
                                                              ------------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................        86,731
  Custodian Bank............................................        23,678
  Administrative Fee........................................         7,228
  Affiliates................................................         3,190
Trustees' Deferred Compensation and Retirement Plans........       237,077
Accrued Expenses............................................        45,286
                                                              ------------
    Total Liabilities.......................................       403,190
Preferred Shares (including accrued distributions)..........    65,021,367
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $112,145,310
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($112,145,310 divided by
  6,103,771 shares outstanding).............................  $      18.37
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 6,103,771 shares issued and
  outstanding)..............................................  $     61,038
Paid in Surplus.............................................    94,067,457
Net Unrealized Appreciation.................................    18,403,430
Accumulated Undistributed Net Investment Income.............       647,065
Accumulated Net Realized Loss...............................    (1,033,680)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $112,145,310
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 2,600 issued with liquidation preference of
  $25,000 per share)........................................  $ 65,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $177,145,310
                                                              ============

                                               See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 4,389,536
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      521,596
Preferred Share Maintenance.................................       87,072
Administrative Fee..........................................       43,466
Trustees' Fees and Related Expenses.........................       33,595
Legal.......................................................       10,745
Custody.....................................................        5,242
Other.......................................................       71,626
                                                              -----------
    Total Expenses..........................................      773,342
    Less Credits Earned on Cash Balances....................           39
                                                              -----------
    Net Expenses............................................      773,303
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,616,233
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $   132,357
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   15,366,966
  End of the Period.........................................   18,403,430
                                                              -----------
Net Unrealized Appreciation During the Period...............    3,036,464
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 3,168,821
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (401,000)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 6,384,054
                                                              ===========

See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $  3,616,233        $  7,699,120
Net Realized Gain..................................        132,357           2,312,262
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      3,036,464          (1,571,579)
Distributions to Preferred Shareholders:
  Net Investment Income............................       (312,427)           (873,362)
  Net Realized Gain................................        (88,573)            (53,532)
                                                      ------------        ------------
Change in Net Assets Applicable to Common Shares
  from Operations..................................      6,384,054           7,512,909
Distributions to Common Shareholders:
  Net Investment Income............................     (3,509,358)         (6,548,877)
  Net Realized Gain................................       (684,843)           (166,633)
                                                      ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................      2,189,853             797,399

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    109,955,457         109,158,058
                                                      ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $647,065
  and $852,617, respectively)......................   $112,145,310        $109,955,457
                                                      ============        ============

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                    SIX MONTHS
                                                      ENDED
                                                    APRIL 30,     --------------------
                                                       2003       2002 (a)      2001
                                                    ----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...........  $ 18.01      $  17.88    $  16.59
                                                     -------      --------    --------
  Net Investment Income............................      .59          1.26        1.21
  Net Realized and Unrealized Gain/Loss............      .51           .12        1.29
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income..........................     (.05)         (.14)       (.30)
    Net Realized Gain..............................     (.01)         (.01)       (.01)
                                                     -------      --------    --------
Total from Investment Operations...................     1.04          1.23        2.19
Distributions Paid to Common Shareholders:
    Net Investment Income..........................     (.57)        (1.07)       (.88)
    Net Realized Gain..............................     (.11)         (.03)       (.02)
                                                     -------      --------    --------
NET ASSET VALUE, END OF THE PERIOD.................  $ 18.37      $  18.01    $  17.88
                                                     =======      ========    ========
Common Share Market Price at End of the Period.....  $ 17.15      $  16.50    $  15.96
Total Return (b)...................................    8.14%*       10.36%      22.52%
Net Assets Applicable to Common Shares at End of
  the Period (In millions).........................  $ 112.1      $  110.0    $  109.2
Ratio of Expenses to Average Net Assets Applicable
  to Common Shares (c).............................    1.41%         1.49%       2.12%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (c)...........    6.61%         7.12%       8.53%
Portfolio Turnover.................................       7%*          29%          4%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c).............................     .89%          .93%       1.11%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d)...........    6.04%         6.31%       6.45%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.................    2,600         2,600       2,600
Asset Coverage Per Preferred Share (e).............  $68,141      $ 67,313    $ 66,984
Involuntary Liquidating Preference Per Preferred
  Share............................................  $25,000      $ 25,000    $ 25,000
Average Market Value Per Preferred Share...........  $25,000      $ 25,000    $ 25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets applicable to common shares by less than .01%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------
      2000       1999       1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------
    $  16.12   $  18.17   $  17.57   $  16.95   $  16.91   $  14.80   $  18.18   $  14.88
    --------   --------   --------   --------   --------   --------   --------   --------
        1.25       1.25       1.26       1.29       1.29       1.29       1.29       1.31
         .55      (1.96)       .64        .65        .08       2.13      (3.37)      3.31
        (.38)      (.30)      (.35)      (.36)      (.36)      (.39)      (.29)      (.28)
         -0-       (.02)       -0-        -0-       (.01)       -0-       (.02)      (.03)
    --------   --------   --------   --------   --------   --------   --------   --------
        1.42      (1.03)      1.55       1.58       1.00       3.03      (2.39)      4.31
        (.95)      (.95)      (.95)      (.95)      (.94)      (.92)      (.93)      (.92)
         -0-       (.07)       -0-       (.01)      (.02)       -0-       (.06)      (.09)
    --------   --------   --------   --------   --------   --------   --------   --------
    $  16.59   $  16.12   $  18.17   $  17.57   $  16.95   $  16.91   $  14.80   $  18.18
    ========   ========   ========   ========   ========   ========   ========   ========
    $13.8125   $16.1875   $ 17.625   $16.5625   $ 15.375   $  14.75   $ 13.125   $  16.75
      -8.98%     -2.61%     12.37%     14.32%     10.91%     19.79%    -16.32%     20.92%
    $   65.3   $   63.4   $   71.3   $   69.0   $   66.5   $   66.4   $   58.1   $   71.4
       1.85%      1.75%      1.73%      1.74%      1.80%      1.89%      1.85%      1.80%
       7.75%      7.20%      7.05%      7.53%      7.64%      8.08%      7.75%      7.80%
         19%         6%        10%         6%        11%        14%        12%        19%
       1.13%      1.10%      1.10%      1.09%      1.12%      1.15%      1.15%      1.12%
       5.36%      5.45%      5.08%      5.44%      5.50%      5.63%      5.99%      6.15%
       1,600      1,600        800        800        800        800        800        800
    $ 65,813   $ 64,627   $139,166   $136,223   $133,165   $132,983   $122,619   $139,209
    $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
    $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade New Jersey Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income taxes and New Jersey gross income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in New Jersey municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on March 27, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, there were no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:


Cost of investments for tax purposes........................  $157,022,331
                                                              ============
Gross tax unrealized appreciation...........................  $ 18,515,474
Gross tax unrealized depreciation...........................           -0-
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 18,515,474
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                                                2002
Distributions paid from:
  Ordinary income...........................................  $  5,789
  Long-term capital gain....................................   220,165
                                                              --------
                                                              $225,954
                                                              ========

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:


Undistributed ordinary income...............................  $ 26,211
Undistributed long-term capital gain........................   773,094

F. EXPENSE REDUCTIONS During the six months ended April 30, 2003, the Trust's custody fee was reduced by $39 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $4,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $15,300 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $15,972,589 and $11,808,359, respectively.

4. PREFERRED SHARES

The Trust has outstanding 2,600 Auction Preferred Shares ("APS"). Dividends are cumulative and the dividend rate is reset through an auction process every 28 days. The rate in effect on April 30, 2003 was 1.200%. During the six months ended April 30, 2003, the rates ranged from 0.899% to 1.950%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may seek to manage the portfolio's interest rate exposure in a changing interest rate environment by engaging in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management purposes or for risk management purposes but may also enter into these transactions to generate additional income. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts or agreements. During the six months ended April 30, 2003, the Trust did not enter into any of these transactions.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VTJ SAR 6/03                                                   Member NASD/SIPC.
                                                                11225F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust for Investment Grade New Jersey Municipals
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003